Details to the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of details to the consolidated statements of cash flows [abstract]
Adjustments for non-cash items from continuing operations
(USD millions)	2019	2018	2017

Depreciation, amortization and impairments on:

Property, plant and equipment	1 547	1 783	1 460

Right-of-use assets [1]	305

Intangible assets	3 974	3 428	3 276

Financial assets [2]	– 38	6	227

Non-cash change in provisions and other non-current liabilities	1 871	895	86

Gains on disposal and other adjustments on property, plant and equipment; intangible assets; financial assets; and other non-current assets, net	– 1 234	– 902	– 1 077

Equity-settled compensation expense	758	673	612

Income from associated companies [3]	– 659	– 6 438	– 1 108

Taxes	1 793	1 295	1 603

Net financial expense	805	746	708

Total	9 122	1 486	5 787

[1] Depreciation of right-of-use assets recognized from January 1, 2019, the date of implementation of IFRS 16 leases. Notes 1 and 10 provide additional disclosures.
[2] Includes fair value adjustments
[3] 2018 includes a reversal of a pre-tax gain (USD 5.8 billion) recognized from the divestment of the investment in GSK Consumer Healthcare Holdings Ltd. (see Note 2). The net cash proceed of USD 13.0 billion from the divestment was included in the consolidated statements of cash flows in the line "Acquisitions and divestments of interests in associated companies, net."

Cash flows from changes in working capital and other operating items included in operating cash flow from continuing operations
(USD millions)	2019	2018	2017

(Increase) in inventories	– 382	– 387	– 203

(Increase) in trade receivables	– 980	– 544	– 655

Increase in trade payables	553	252	82

Change in other current assets	– 160	316	– 303

Change in other current liabilities	1 167	941	1 410

Other adjustments, net	1	– 2	1

Total	199	576	332

Cash flows arising from acquisitions and divestments of businesses
(USD millions)	Note	2019	2018	2017

Net assets recognized as a result of business combinations	24	– 4 124	– 13 660	– 874

Fair value of previously held equity interests		33

Receivables and payables contingent consideration, net		242	– 5	151

Payments, deferred consideration and other adjustments, net		– 2	– 36	– 36

Cash flows used for acquisitions of businesses		– 3 851	– 13 701	– 759

Cash flows from divestments of businesses, net [1]		91	18	45

Cash flows used for acquisitions and divestments of businesses, net		– 3 760	– 13 683	– 714

[1] In 2019, the USD 91 million included USD 4 million net cash outflows from previous years divestments and USD 95 million net cash inflows from business divestments in 2019. The net identifiable assets of the 2019 divested businesses amounted to USD 196 million, comprised of non-current asset of USD 159 million, current assets of USD 96 million including USD 11 million cash and cash equivalents, non-current liabilities USD 18 million and current liabilities of USD 41 million.

In 2018, USD 18 million represented the net cash inflows from previous years divestments.

In 2017, the USD 45 million net cash inflows related to the net identifiable assets from a 2017 divestment. The 2017 divested business amounted to USD 48 million, comprised of non-current assets of USD 29 million, current assets of USD 34 million and current liabilities of USD 15 million.

Reconciliation of liabilities arising from financing activities
(USD millions)	Non-current financial debts	Current financial debts and derivative financial instruments	Non-current lease liabilities	Current lease liabilities

January 1, 2019	22 470	9 678

Impact of adoption of IFRS 16 Leases continuing operations [1]	– 2	– 1	1 471	268

Impact of adoption of IFRS 16 Leases discontinued operations [2]	– 89		246	40

Financial debts and lease liabilities related to discontinued operations [3]		– 47	– 246	– 40

Increase in non-current financial debts	93

Repayment of non-current financial debts		– 3 195

Change in current financial debts		– 1 582

Payments of lease liabilities, net				– 273

Interest payments for amounts included in lease liabilities classified as cash flows from operating activities				– 51

New leases			362	131

Impact of business combinations and divestments		2	– 11	– 6

Changes in fair values, and other changes, net		129	33	20

Amortization of bonds discount	25

Currency translation effects	– 141	44	4	1

Reclassification from non-current to current, net	– 2 003	2 003	– 156	156

December 31, 2019	20 353	7 031	1 703	246

[1] Lease liabilties recognized on January 1, 2019, the date of implementation of IFRS 16 Leases. Note 10 provides additional disclosure.
[2] In 2018, financial debts included USD 89 million for previously reported finance lease obligations of the Alcon business that have been reclassified on January 1, 2019, to lease liabilities, with the adoption of IFRS 16 Leases. Note 30 provides additional disclosures.

[3] Represents the financial debts and lease liabilities at January 1, 2019, related to the Alcon business reported as discontinued operations. See Notes 1, 2 and 30.
(USD millions)	Non-current financial debts	Current financial debts and derivative financial instruments

January 1, 2018	23 224	5 308

Increase in non-current financial debts [1]	2 856

Repayment of non-current financial debts [2]		– 366

Change in current financial debts [3]		1 681

Impact of business combinations	10	4

Changes in fair values, and other changes	5	– 48

Amortization of bonds discount	27	2

Currency translation effects	– 462	– 93

Current portion of non-current financial debt	– 3 190	3 190

December 31, 2018	22 470	9 678

[1] Increases in non-current financial debts were only recorded in the consolidated statements of cash flows from continuing operations.
[2] Repayment of non-current financial debts were only recorded in the consolidated statements of cash flows from continuing operations.
[3] Changes in current financial debts included in the consolidated statements of cash flows from continuing operations were USD 1 687 million.
(USD millions)	Non-current financial debts	Current financial debts and derivative financial instruments

January 1, 2017	17 897	5 905

Increase in non-current financial debts [1]	4 933

Repayment of non-current financial debts [2]	– 1	– 187

Change in current financial debts [3]		– 755

Changes in fair values, and other changes	– 6	– 140

Amortization of bonds discount	16

Currency translation effects	744	126

Current portion of non-current financial debt	– 359	359

December 31, 2017	23 224	5 308

[1] Increases in non-current financial debts were only recorded in the consolidated statements of cash flows from continuing operations.
[2] Repayment of non-current financial debts were only recorded in the consolidated statements of cash flows from continuing operations.
[3] Changes in current financial debts included in the consolidated statements of cash flows from continuing operations were USD 644 million.